Redeemable Shares Classifed as Financial Liabilities (Details) - Class A Ordinary Shares [Member]	Dec. 31, 2025 USD ($) $ / shares
Redeemable Shares Classifed as Financial Liabilities [Line Items]
issued shares | $	$ 15,000,000
Redemption price | $ / shares	$ 10
Redeemable percentage	100.00%